Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Dec. 31, 2022	$ 11,970	$ 42,967,006	$ 15,665,860	$ 83,330,239	$ (3,852,138)	$ 556,143	$ 138,679,080
Balance (in Shares) at Dec. 31, 2022	23,940,000
Net income				7,062,007		(30,478)	7,031,529
Currency translation adjustment					(6,294,057)	(25,800)	(6,319,857)
Balance at Jun. 30, 2023	$ 11,970	42,967,006	15,665,860	90,392,246	(10,146,195)	499,865	139,390,752
Balance (in Shares) at Jun. 30, 2023	23,940,000
Balance at Dec. 31, 2023	$ 11,970	42,967,006	15,985,627	94,635,889	(7,268,652)	505,982	146,837,822
Balance (in Shares) at Dec. 31, 2023	23,940,000
Conversion of convertible debt	$ 1,076	1,437,804					1,438,880
Conversion of convertible debt (in Shares)	2,153,796
Warrants		595,000					595,000
Net income				4,716,590		(6,265)	4,710,325
Disposal of shareholders’ interest in a subsidiary						(488,113)	(488,113)
Appropriation of statutory reserve			84,144	(84,144)
Currency translation adjustment					(3,509,960)	(11,604)	(3,521,564)
Balance at Jun. 30, 2024	$ 13,046	$ 44,999,810	$ 16,069,771	$ 99,268,335	$ (10,778,612)		$ 149,572,350
Balance (in Shares) at Jun. 30, 2024	26,093,796